Financial risk management	12 Months Ended
Feb. 28, 2022
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Financial risk management
28	Financial risk management

Exposure to credit, liquidity, interest rate and foreign currency risks arises in the normal course of the Group’s business.  The Group has formal risk management policies and guidelines that set out its overall business strategies, its tolerance of risk and general risk management philosophy and has established processes to monitor and control its exposure to such risks in a timely manner.  The Group reviews its risk management processes regularly to ensure the Group’s policy guidelines are adhered to.

Credit risk

Credit risk is the risk of financial loss to the Group if a counterparty to a financial instrument fails to meet its contractual obligations.

At the reporting date, the exposure to credit risk for trade receivables at the reporting date by type of counterparty was as follows:

	Year ended February 28, 2022	Year ended February 28, 2021
	US$	US$
Trade receivables, net	43,850,652	22,853,115
Loan receivables, net	4,655,371	—
	48,506,023	22,853,115

The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the statement of financial position. Refer to Note 3.4 for the Group’s policy on assessment of ECL impairment model.

Impairment

The ageing of trade and loan receivables at the reporting date was:

	Non- credit impaired	Credit impaired
	US$	US$
2022
Current	25,938,750	432,971
Past due 1 – 60 days	6,413,032	1,040,009
Past due over 60 days	19,145,401	4,900,874
Total gross carrying amount	51,497,183	6,373,854
Loss allowance	(2,991,160)	(6,373,854)
	48,506,023	—
2021
Current	12,121,046	1,607,907
Past due 1 – 60 days	10,226,905	278,278
Past due over 60 days	867,264	1,860,282
Total gross carrying amount	23,215,215	3,746,467
Loss allowance	(362,100)	(3,746,467)
	22,853,115	—

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

The Group monitors its liquidity risk and maintains a level of cash and bank balances deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuations in cash flows.

The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:

	Carrying amount	Contractual cash flows	Within 1 year	Within 1 to 5 years	More than 5 years
	US$	US$	US$	US$	US$
2022
Non-derivative financial liabilities
Other payables*	15,397,623	19,270,448	17,770,448	1,500,000	—
Lease liability	1,538,808	1,667,720	481,793	1,185,927	—
	16,936,431	20,938,168	18,252,241	2,685,927	—

2021
Non-derivative financial liabilities
Other payables*	6,918,641	6,918,641	6,918,641	—	—
Lease liability	1,128,965	1,196,487	312,127	884,360	—
	8,047,606	8,115,128	7,230,768	884,360	—

*	excludes provisions

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Group’s financial instruments will fluctuate because of changes in market interest rates. The Group’s exposure to interest rate risk arises primarily from the lease liabilities and contingent consideration which were discounted to present value.

The Group does not expect any significant effect on the Group’s profit or loss arising from the effects of reasonably possible changes to interest rates on interest bearing financial instruments at the end of the financial year.

Foreign currency risk

The Group’s foreign currency risk arises on transactions in the normal course of business.  The Group ensures that the net exposure from transactions in foreign currencies is kept to an acceptable level through regular foreign currency exposure analysis and appropriate management of this risk.

Exposure to foreign currency risk is insignificant as the Group’s income and expenses, assets and liabilities are substantially denominated in United States dollars.  The exposure is monitored on an ongoing basis and the Group endeavours to keep the net exposure at an acceptable level.

The Group’s exposure to foreign currency risk was as follows based on notional amounts:

	Year ended February 28, 2022	Year ended February 28, 2021
	US$	US$
Singapore dollars
Cash and cash equivalents	139,097	185,667
Other payables	—	(78,621)
Lease liabilities	(1,059,681)	(1,128,965)
	(920,584)	(1,021,919)

Sensitivity analysis

A 5% strengthening of United States dollars against the following currency at the reporting date would have increased profit or loss by the amounts shown below.  This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period.  The analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit/(Loss)
	Year ended February 28, 2022	Year ended February 28, 2021
	US$	US$
Singapore dollars	46,029	51,096

A 5% weakening of United States dollars against the above currency at reporting date would have had the equal but opposite effect on the above currency to the amounts shown above, on the basis that all other variables remain constant.

Offsetting financial assets and financial liabilities

The Group does not have any master netting arrangements and none of the financial assets and financial liabilities are offset in the statement of financial position during the year (2021: US$730,000).

Estimation of fair values

The methodologies and assumptions used in the estimation of fair values depend on the terms and characteristics of the various assets and liabilities and include the following:

Financial instruments for which fair value is equal to the carrying value

These financial instruments include trade receivables, loan receivables, other current assets, cash and cash equivalents and other payables. The carrying values of these financial instruments are assumed to approximate their fair values because they are short-term in nature. Accordingly, the fair values and fair value hierarchy levels have not been presented for these financial instruments.

Contingent consideration and lease liabilities are measured using discounted cash flows which consider the present value of the expected future payments, discounted using a risk-adjusted discount rate.

Accounting classifications and fair values

The following table sets out the accounting classification and carrying amounts of the Group’s financial instruments not recognised at fair value.

	Fair value through profit and loss	Amortised cost	Total carrying amount
	US$	US$	US$
2022
Financial assets
Trade receivables	—	43,850,652	43,850,652
Loan receivables	—	4,655,371	4,655,371
Other assets#	—	523,116	523,116
Cash and cash equivalents	—	68,809,057	68,809,057
Other investments	25,142,783	—	25,142,783
	25,142,783	117,838,196	142,980,979
Financial liabilities
Other payables*	1,067,321	14,330,302	15,397,623
Warrants liabilities	3,039,141	—	3,039,141
Lease liabilities	—	1,538,808	1,538,808
	4,106,462	15,869,110	19,975,572

2021
Financial assets
Trade receivables	—	22,853,115	22,853,115
Other assets#	—	490,631	490,631
Cash and cash equivalents	—	134,025,561	134,025,561
Restricted cash	—	35,686,643	35,686,643
	—	193,055,950	193,055,950
Financial liabilities
Other payables*	—	6,918,641	6,918,641
Warrants liabilities	43,811,798	—	43,811,798
Lease liabilities	—	1,128,965	1,128,965
	43,811,798	8,047,606	51,859,404

#exclude prepayments

*exclude provisions